Federated Tax-Free Obligations Fund
A Portfolio of Money Market Obligations Trust
WEALTH SHARES (TICKER TBIXX)

SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2017
Please add the following sub-sections immediately following the “Systematic Withdrawal/Exchange Program” under “How to Redeem and Exchange Shares”:
“CHECKWRITING
You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.
DEBIT CARD
You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.
Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.”
May 1, 2018
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454335 (5/18)
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